EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT

NOTE 25 – EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT

Authorized, issued and outstanding shares as of December 31, 2023 and 2022 consisted of the following:

		December 31, 2023		December 31, 2022
Authorized shares		120,000,000,000		120,000,000,000
Subscribed fully paid shares		23,743,475,754		22,281,017,159
Total outstanding shares		23,743,475,754		22,281,017,159
Issuance of shares (1)		-		1,462,458,595
Total outstanding shares		23,743,475,754		23,743,475,754

Issuance of shares		—		1,462,458,595
Subscribed and paid-in capital	Ps.	—	Ps.	1,463
Additional paid-in capital		—		1,082,307
Issuance of shares (2)	Ps.	—	Ps.	1,083,770

The outstanding shares are as follows:		December 31, 2023		December 31, 2022
Common voting shares (3)		16,201,712,499		16,204,145,980
Preferred non-voting shares (4)		7,541,763,255		7,539,329,774
(1)	Issuance of shares for dividend distribution.
(2)	These shares were issued at Ps. 741.06 pesos per share, recognizing Ps.1 peso in capital stock and Ps. 740.06 pesos in Additional paid-in capital.
(3)	Common Voting shares with a nominal value of (Ps. 1) Colombian peso.
(4)	Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2023 and 2022, 2,433,481 and 2,515,570 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

25.1 Appropriated retained earnings

As of December 31, 2023, and 2022 the appropriation of retained earnings is as follows:

	December 31, 2023		December 31, 2022
Retained earnings (1)	Ps.	525,153	Ps.	(4,784,817)
Accumulated withholding tax over dividends		(26,135)		(25,824)
Legal reserve		11,872		11,872
Statutory and voluntary reserves		7,220,883		12,817,186
	Ps.	7,731,773	Ps.	8,018,417

(1)	See note 1.1., "Discontinued operation of BAC Holding".

25.1.1 Legal Reserve

In accordance with current legal regulations, Grupo Aval and its subsidiaries in Colombia shall create a legal reserve through the appropriation of (10%) of the net profits of each year up to an amount equal to (50%) of the subscribed capital stock. This reserve may be reduced below (50%) of the subscribed capital stock to stem losses in excess of retained earnings. The legal reserve cannot be less than the percentage aforementioned except to cover losses in excess of retained earnings.

25.1.2 Statutory and Voluntary Reserves

The statutory and voluntary reserves are determined during the Shareholders Meetings.

25.2 Declared Dividends

The dividends are declared and paid to shareholders based on unconsolidated net income under Colombian IFRS (NCIF), the dividends declared were as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
Net income for the periods ended in	Ps.	2,541,179	Ps.	3,502,758	Ps.	2,399,001
Declared dividends		In the general assembly held in March 2023, 43.20 pesos per share payable in twelve installments of 3.60 pesos per share, from April 2023 to March 2024.

In the general assembly held in March 2022, A stock dividend at the rate of $54 per share on the 22,281,017,159 common and preferred shares outstanding as of December 31, 2021.
These dividends will be paid in shares, at the rate of 1 share for every 13.72333 common or preferred shares, as of December 31, 2021.
The payment of the shares will be made on May 31, 2022, to whoever is entitled to it at the time the payment becomes due in accordance with current regulations. For this purpose, up to a total of 1,623,586,385 new shares of the same species held by the shareholder will be issued. The unit value of the shares will be 741.06.

						In the general assembly held in March 2021, 54.00 pesos per share payable in twelve installments of 4.50 pesos per share, from April 2021 to March 2022.
Total outstanding shares		23,743,475,754		22,281,017,159		22,281,017,159
Total declared dividends (*)	Ps.	1,025,718	Ps.	1,203,175	Ps.	1,203,175

(*) See Consolidated Statement of Changes in Equity for dividends distribution.

25.3 Earnings per share

●	Basic earnings per share

Grupo Aval calculates basic earnings per share by dividing net income for the year attributable to controlling interest of Grupo Aval parent company by the weighted average number of shares outstanding during the year (including common and preferred shares).

The following table summarizes the earnings per share for the year ended as of December 31, 2023, 2022 and 2021:

		December 31, 2023		December 31, 2022		December 31, 2021
Net income for the year	Ps.	2,177,116	Ps.	4,869,133	Ps.	5,668,502
Less: participation of non- controlling interests		(1,438,113)		(2,386,248)		(2,370,766)
Net income attributable to owners of the parent		739,003		2,482,885		3,297,736

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(234,727)		(791,989)		(1,058,554)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	504,276	Ps.	1,690,896	Ps.	2,239,182
Weighted average number of common shares outstanding used in basic EPS calculation (2)		16,202,376,163		15,760,496,801		15,128,947,661
Basic and Diluted earnings per share to common shareholders (in Colombian pesos )		31.12		107.29		148.01
Basic and Diluted earnings per ADS (3) (in Colombian pesos )		622.47		2,145.74		2,960
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,743,475,754		23,142,465,372		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos		31.12		107.29		148.01
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

The following table summarizes earnings per share over net income from continuing operations for the years ended December 31, 2023, 2022 and 2021.

		December 31, 2023		December 31, 2022		December 31, 2021
Net income from continuing operations	Ps.	2,177,116	Ps.	4,002,967	Ps.	4,041,190
Less: participation of non- controlling interests		(1,438,113)		(2,114,072)		(1,862,010)
Net income attributable to owners of the parent		739,003		1,888,895		2,179,180

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(234,727)		(602,519)		(699,504)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	504,276	Ps.	1,286,376	Ps.	1,479,676
Weighted average number of common shares outstanding used in basic EPS calculation (2)		16,202,376,163		15,760,496,801		15,128,947,661
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		31.12		81.62		97.80
Basic and Diluted earnings per ADS (3) (in Colombian pesos )		622.47		1,632.41		1,956.09
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,743,475,754		23,142,465,372		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos		31.12		81.62		97.80
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

The following table summarizes earnings per share over net income from discontinued operations for the years ended December 31, 2022 and 2021.

			December 31, 2022		December 31, 2021
Net income from continuing operations	Ps.	Ps.	866,166	Ps.	1,627,312
Less: participation of non- controlling interests			(272,176)		(508,756)
Net income attributable to owners of the parent			593,990		1,118,556

Less: preferred dividends declared			—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)			(189,470)		(359,050)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	Ps.	404,520	Ps.	759,506
Weighted average number of common shares outstanding used in basic EPS calculation (2)			15,760,496,801		15,128,947,661
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)			25.67		50.20
Basic and Diluted earnings per ADS (3) (in Colombian pesos )			513.33		1,004.04
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)			23,142,465,372		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos			25.67		50.20
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

●	Diluted earnings per share

On December 31, 2023, 2022 and 2021, Grupo Aval did not have any dilutive instruments.

25.4 Equity transactions

On December 31, 2023 Corficolombiana liquid investments by Ps. 15,091.

On December 31, 2022 some transactions took place which resulted in changes to the ownership interests of Grupo Aval and its subsidiaries, below is the detail of the most significant equity transactions:

The equity effect for Ps. 15,091, is given by the distribution of dividends from Banco de Bogotá and Corficolombiana, since Grupo Aval and its subsidiaries received dividends in shares, unlike some minority shareholders who opted to change the payment of dividends in shares for that of dividends in cash , generating a modification in the participation of Grupo Aval at the consolidated level, going from a participation of 68.74% to 68.93% in Banco de Bogotá and from 39.98% to 40.40% in Corficolombiana.  Additionally, shares were purchased in Corficolombiana going from a 40.40% stake to 40.53%.

On December 31, 2021 some transactions took place that resulted in changes to the interests of Grupo Aval and its subsidiaries, below is the detail of the most significant equity transactions:

●	Corporación Financiera Colombiana S.A. - Corficolombiana S.A.

In Corficolombiana, Grupo Aval and its subsidiaries chose to receive dividends in shares, unlike some minority shareholders who opted to be paid dividends in cash, generating a dilution effect for Ps. 19,929, which led to a modification in Grupo Aval's stake from 39.58% to 39.98%.

●	Preference shares

There was payment of dividends Ps. 14,612 corresponding to the preferred shares issued by Multi Financial Group.

25.5 Consolidated Other Comprehensive Income (OCI):

Components of accumulated Other Comprehensive Income for the years ended December 31, 2023, 2022 and 2021 are as follows:

		Net gain (loss) on hedges of net investment in foreign operations		Cash flow hedges		Foreign currency translation differences from unhedged foreign operations		Effect of moving investment properties for own use		Unrealized gains (losses) debt securities		Unrealized gains (losses) Equity securities		Investments in associates and join ventures		Actuarial gains(losses)		Income tax		Total comprehensive income, net of taxes
Ending balance 2020	Ps.	(727,703)	Ps.	(42)	Ps.	(886,783)	Ps.	14,302	Ps.	560,584	Ps.	915,935	Ps.	115,344	Ps.	(185,154)	Ps.	1,914,708	Ps.	1,721,191
Current-period change		962,735		7,980		(180,798)		4,718		(1,346,315)		(110,397)		(846)		61,665		1,054,017		452,759
Ending balance 2021	Ps.	235,032	Ps.	7,938	Ps.	(1,067,581)	Ps.	19,020	Ps.	(785,731)	Ps.	805,538	Ps.	114,498	Ps.	(123,489)	Ps.	2,968,725	Ps.	2,173,950
Current-period change		(266,716)		(2,396)		90,619		461		(2,088,548)		(439,150)		66,366		95,819		809,995		(1,733,550)
Realization of OCI to P&L of discontinued operation (1)		192,707		—		1,265,594		—		(98,947)		—		15,364		—		(2,804,043)		(1,429,325)
Ending balance 2022	Ps.	161,023	Ps.	5,542	Ps.	288,632	Ps.	19,481	Ps.	(2,973,226)	Ps.	366,388	Ps.	196,228	Ps.	(27,670)	Ps.	974,677	Ps.	(988,925)
Current-period change		(36,517)		(47,793)		(409,671)		557		1,898,441		151,517		(35,892)		(51,763)		(813,708)		655,171
Realization of OCI		—		11,870		—		(2,520)		(102,775)		4,866		—		(4,561)		476		(92,644)
Ending balance 2023	Ps.	124,506	Ps.	(30,381)	Ps.	(121,039)	Ps.	17,518	Ps.	(1,177,560)	Ps.	522,771	Ps.	160,336	Ps.	(83,994)	Ps.	161,445	Ps.	(426,398)

	Non -controlling interest		Owners of the parent		Total comprehensive income, net of taxes
Beginning balance 2020	Ps.	859,178	Ps.	862,013	Ps.	1,721,191
Current-period change		197,590		255,169		452,759
Ending balance 2021	Ps.	1,056,768	Ps.	1,117,182	Ps.	2,173,950
Current-period change		(452,982)		(1,280,568)		(1,733,550)
Realization of OCI to P&L of discontinued operation (1)		(446,146)		(983,179)		(1,429,325)
Ending balance 2022	Ps.	157,640	Ps.	(1,146,565)	Ps.	(988,925)
Current-period change		(6,447)		661,618		655,171
Realization of OCI		(33,372)		(59,272)		(92,644)
Ending balance 2023	Ps.	117,821	Ps.	(544,219)	Ps.	(426,398)

(1)   See note 1.1., "Discontinued operation of BAC Holding".